Accounts and notes receivable (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about accounts receivable [line items]
Original carrying value of the accounts receivable transferred under the arrangement that have not been settled	¥ 220,000	¥ 1,220,000
Loss on the date of transfer of the accounts receivable	¥ 14,860	¥ 41,480
Credit period of accounts receivable	1 month	5 months
Accounts receivable secured to banks as collateral against loans	¥ 0	¥ 0
The maturity period of the notes receivable	1 to 12 months	1 to 12 months
Domestic local power grid customers
Disclosure of detailed information about accounts receivable [line items]
Credit periods	one month from the end of the month in which the sales are made
SinoSing Power
Disclosure of detailed information about accounts receivable [line items]
Credit periods	from 5 to 60 days from the dates of billing